July 21, 2016

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Institutional Income Funds, Inc.

 consisting of the following series:
  T. Rowe Price Institutional Cash Reserves Fund

 File Nos.: 333-84634/811-21055

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the fund’s Statement of Additional Information (“SAI”) or prospectus that were filed under Rule 485(b) on July 19, 2016.

The prospectus and SAI went effective automatically on July 20, 2016.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman